Note 1 - Background and Summary of Material Accounting Policies (Details Textual)			1 Months Ended	12 Months Ended
		May 29, 2026 shares	Jul. 31, 2011 AUD ($)	Jun. 30, 2026 AUD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)	May 28, 2026 shares
Statement Line Items [Line Items]
Percent of refundable tax offset			43.50%
Maximum turnover for refundable tax offset			$ 20,000,000
Refundable tax offset	[1]			$ 3,610,016		$ 5,438,918	$ 4,019,285
Profit (loss)				(23,400,949)	$ (23,441,790)	(12,147,828)	(19,123,464)
Cash flows from (used in) operating activities				(22,523,333)	$ (22,523,333)	(11,451,248)	(12,605,824)
Proceeds from issuing shares and other equity instruments				19,267,640
Impairment loss recognised in profit or loss				0
Costs of intangible assets under development				$ 0		$ 0	$ 0
Maximum percent of instruments granted in share-based payment arrangement				15.00%	15.00%
Reverse Stock Split, Ratio		50
Shares issuable per share option in share-based payment arrangement (in shares) | shares		12						600
Minimum [Member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)				3 years	3 years
Maximum [Member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)				20 years	20 years
Useful life measured as period of time, intangible assets other than goodwill (Year)				5 years	5 years

[1]	A 43.5% R&D Tax incentive refundable tax offset is available to eligible small companies with an annual aggregate turnover of less than $20 million. For the years ended June 30, 2026, June 30, 2025 and June 30, 2024, the Group was eligible to receive the refundable tax offset. Management, with input from an independent expert, has applied judgement when assessing activities and expenditures that are likely to be eligible under the incentive scheme and therefore recorded $3,610,016, $5,438,918 and $4,019,285 in other income, respectively.